EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share
	Year Ended December 31,
	2025	2024	2023
Numerator:
Net income	$8,955	$15,311	$8,780
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	28,497,801	30,200,210	31,400,900
Effect of dilutive securities:
Employee stock options and RSUs	486,535	435,878	177,813
Denominator for diluted earnings per share - adjusted weighted average number of shares	28,984,336	30,636,088	31,578,713